Pensions and Other Post-employment Benefits - Summary of Pension and Other Post-employment Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of pension and other post employment plan [line items]
Cost of sales	£ 11,863	£ 10,241	£ 10,342
Selling, general and administration	11,402	9,915	9,672
Research and development	4,568	3,893	4,476
Pension and other post-employment cost	560	586	616
UK Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	181	246	198
US Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	120	100	113
Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost	185	190	218
Unfunded post retirement healthcare schemes [member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	74	50	87
Pension and other post-employment cost Analysed	74	50	87
Funded defined benefit pension plans [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	300	369	335
Unfunded defined benefit pension plan [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	41	43	55
Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure of pension and other post employment plan [line items]
Cost of sales	149	160	162
Selling, general and administration	195	228	238
Research and development	71	74	77
Defined benefit pension and post retirement cost	415	462	477
Defined benefit schemes [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	415	462	477
Defined contribution pension scheme [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	£ 145	£ 124	£ 139